Commitments - Summary of undiscounted lease commitments (Details)	Feb. 28, 2025 CAD ($)
2026
Commitments
Undiscounted lease commitments	$ 129,942
2027
Commitments
Undiscounted lease commitments	175,855
2028 and thereafter
Commitments
Undiscounted lease commitments	$ 595,827